The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated March, 1, 2019 to the prospectus for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-19-000824).